As filed with the Securities and Exchange Commission on November 9, 2012

Securities Act of 1933 Registration No. 333-132400

Investment Company Act of 1940 Registration No. 811-21866

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 36  ☒

and/or

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 39  ☒

Pyxis Funds I

(Exact Name of Registrant as Specified in Charter)

c/o Pyxis Capital, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: 1-972-628-4100

Mr. Ethan Powell

c/o Pyxis Capital, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

With copies to:

Mr. Brian Mitts c/o Pyxis Capital, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201	Gregory D. Sheehan, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

It is proposed that this filing be effective:

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates solely to Pyxis/iBoxx Senior Loan ETF (the “Fund”), a series of Pyxis Funds I (the “Trust”). No information relating to any other series or shares of the Trust is amended or superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, Pyxis Funds I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 36 under the Securities Act and Amendment No. 39 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas and State of Texas on the 9th day of November, 2012.

PYXIS FUNDS I

By	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 36 to the Registration Statement has been signed on November 9, 2012 by the following persons in the capacities indicated:

Signature	Title

/s/ Ethan Powell	Trustee,
Ethan Powell	Executive Vice President and Secretary

/s/ Timothy K. Hui*	Trustee
Timothy K. Hui

/s/ Scott F. Kavanaugh*	Chairman of the Board, Trustee
Scott F. Kavanaugh

/s/ James F. Leary*	Trustee
James F. Leary

/s/ Bryan A. Ward*	Trustee
Bryan A. Ward

/s/ Brian Mitts*	Treasurer (Principal Financial Officer and Principal Accounting Officer)
Brian Mitts

*By:	/s/ Ethan Powell
Ethan Powell
Attorney-in-Fact
November 9, 2012

EXHIBIT INDEX

PYXIS FUNDS I

Exhibit Ref.	Title of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase